Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	248,883,607	-	237,369,286	-
International business operating segment	115,088,692	-	138,558,576	-
Wines operating segment	53,353,041	-	68,720,452	-
Total commercial debtors	417,325,340	-	444,648,314	-
Impairment loss estimate	(6,432,884)	-	(7,785,695)	-
Total commercial debtors - net	410,892,456	-	436,862,619	-
Others accounts receivables	62,798,956	4,954,334	69,848,554	5,966,414
Total other accounts receivable	62,798,956	4,954,334	69,848,554	5,966,414
Total	473,691,412	4,954,334	506,711,173	5,966,414

Schedule of accounts receivable are denominated

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Chilean Peso	311,625,800	299,240,865
Argentine Peso	93,882,495	121,581,952
US Dollar	27,346,851	52,213,269
Euro	8,669,008	7,817,297
Unidad de Fomento	2,366,684	2,606,146
Uruguayan Peso	8,901,100	8,684,460
Paraguayan Guarani	19,525,499	15,086,724
Bolivian	3,604,480	3,385,594
Others currencies	2,723,829	2,061,280
Total	478,645,746	512,677,587

Schedule of accounts receivable maturities

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	248,883,607	241,359,948	3,985,807	859,505	1,074,519	1,603,828
International business operating segment	115,088,692	103,257,833	9,695,117	1,027,924	464,464	643,354
Wines operating segment	53,353,041	48,315,107	4,479,044	214,408	114,725	229,757
Total commercial debtors	417,325,340	392,932,888	18,159,968	2,101,837	1,653,708	2,476,939
Impairment loss estimate	(6,432,884)	(1,274,277)	(1,203,124)	(810,100)	(1,207,763)	(1,937,620)
Total commercial debtors - net	410,892,456	391,658,611	16,956,844	1,291,737	445,945	539,319
Others accounts receivables	62,798,956	62,274,705	197,065	188,252	41,410	97,524
Total other accounts receivable	62,798,956	62,274,705	197,065	188,252	41,410	97,524
Total current	473,691,412	453,933,316	17,153,909	1,479,989	487,355	636,843
Others accounts receivables	4,954,334	4,954,334	-	-	-	-
Total non-current	4,954,334	4,954,334	-	-	-	-

The detail of the accounts receivable maturities as of December 31, 2024 is detailed as follows:

	Total	Current balance	Overdue balances
			0 to 3 months	3 to 6 months	6 to 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	237,369,286	227,786,575	5,823,766	1,143,994	1,430,423	1,184,528
International business operating segment	138,558,576	125,878,604	10,979,515	58,512	515,247	1,126,698
Wines operating segment	68,720,452	61,101,828	7,123,480	359,386	45,864	89,894
Total commercial debtors	444,648,314	414,767,007	23,926,761	1,561,892	1,991,534	2,401,120
Impairment loss estimate	(7,785,695)	(2,433,055)	(816,441)	(708,190)	(1,720,870)	(2,107,139)
Total commercial debtors - net	436,862,619	412,333,952	23,110,320	853,702	270,664	293,981
Others accounts receivables	69,848,554	69,335,509	189,703	164,757	97	158,488
Total other accounts receivable	69,848,554	69,335,509	189,703	164,757	97	158,488
Total current	506,711,173	481,669,461	23,300,023	1,018,459	270,761	452,469
Others accounts receivables	5,966,414	5,966,414	-	-	-	-
Total non-current	5,966,414	5,966,414	-	-	-	-

Schedule of analysis delivered the following results for the Company

	As of December 31, 2025			As of December 31, 2024
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
		ThCh$	ThCh$		ThCh$	ThCh$
Up to date	0.10%	455,207,593	(1,274,277)	0.09%	484,102,516	(2,433,055)
0 to 3 months	24.88%	18,357,033	(1,203,124)	22.16%	24,116,464	(816,441)
3 to 6 months	61.91%	2,290,089	(810,100)	61.53%	1,726,649	(708,190)
6 to 12 months	100.00%	1,695,118	(1,207,763)	100.00%	1,991,631	(1,720,870)
More than 12 months	100.00%	2,574,463	(1,937,620)	100.00%	2,559,608	(2,107,139)
Total		480,124,296	(6,432,884)		514,496,868	(7,785,695)

Schedule of impairment losses provision for accounts receivable

	As of December 31, 2025	As of December 31, 2024
	ThCh$	ThCh$
Balance at the beginning of year	(7,785,695)	(7,751,305)
Estimate of expected credit losses up 12 months	(1,285,734)	(2,339,099)
Estimate of expected credit losses longer than 12 months	(126,899)	(74,570)
Impairment provision of accounts receivable	(1,412,633)	(2,413,669)
Uncollectible accounts	1,470,266	987,556
Add back of unused provisions	401,809	1,694,001
Estimates resulting from business combinations (1)	-	(441,993)
Effect of translation into presentation currency	893,369	139,715
Total	(6,432,884)	(7,785,695)
(1)	See Note 1 - Information general, letter C), number (8).